Lease Arrangements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 13, 2015
Operating Leased Assets [Line Items]
Rental expense	$ 18.5	$ 19.7	$ 18.6
Capital lease obligations	18.8			$ 50.0
Affiliated Entity
Operating Leased Assets [Line Items]
Rental expense	$ 2.4